Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALVERT VARIABLE SERIES INC
Entity Central Index Key	0000708950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000135675
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class F
Trading Symbol	CVPSBF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.93%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 392,771,546
Holdings Count | Holding	492
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$392,771,546
# of Portfolio Holdings	492
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.1%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	4.7%
Short-Term Investments	4.8%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.1%
Common Stocks	61.7%
Footnote	Description
Footnote*	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.1%
NVIDIA Corp.	5.0%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.9%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023784
Shareholder Report [Line Items]
Fund Name	Calvert VP SRI Balanced Portfolio
Class Name	Class I
Trading Symbol	CVPSBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[2]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 392,771,546
Holdings Count | Holding	492
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$392,771,546
# of Portfolio Holdings	492
Portfolio Turnover Rate	59%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.1%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	4.7%
Short-Term Investments	4.8%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.1%
Common Stocks	61.7%
Footnote	Description
Footnote*	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class C	5.1%
NVIDIA Corp.	5.0%
Apple, Inc.	3.8%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.9%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized